CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net loss	$ (52,111)	$ (134,948)	$ (363)	$ (95,856)	$ (1,185,738)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation of revenue earning equipment	809,433	881,540	1,789,903	1,849,674	2,085,665
Depreciation of property and equipment	77,140	78,571	154,031	159,693	172,848
Amortization of other intangible assets	33,679	32,700	64,713	66,059	66,282
Amortization and write-off of deferred financing costs	63,102	37,361	70,825	57,471	70,193
Amortization and write-off of debt discount	11,914	11,526	20,968	27,742	17,908
Stock-based compensation charges	16,630	19,308	36,560	35,464	28,023
(Gain) loss on derivatives	(2,203)	5,047	10,810	(1,552)	22,938
Amortization and ineffectiveness of cash flow hedges		38,868	68,815	74,597	11,807
Provision for losses on doubtful accounts	14,313	10,295	19,667	27,951	31,068
Asset writedowns	23,311	14,215	20,448	36,063	93,211
Deferred taxes on income	(21,441)	(12,976)	(19,471)	117,374	(235,913)
Gain on sale of property and equipment	(4,748)	(2,176)	(5,740)	(1,072)	(9,602)
Changes in assets and liabilities, net of effects of acquisition:
Receivables	(187,818)	(101,157)	(3,145)	34,539	46,887
Inventories, prepaid expenses and other assets	(57,831)	(25,495)	(61,871)	7,554	17,934
Accounts payable	138,214	254,809	118,011	(227,479)	108,530
Accrued liabilities	(179,257)	(69,493)	(53,457)	(181,452)	(54,223)
Accrued taxes	21,667	(7,116)	10,281	(201,902)	(101)
Public liability and property damage	(4,393)	252	(3,058)	(34,536)	(20,068)
Net cash provided by operating activities	699,601	1,031,131	2,237,927	1,701,860	2,436,549
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	(60,233)	(389,242)	160,516	368,721	(71,836)
Revenue earning equipment expenditures	(5,466,856)	(5,317,298)	(8,440,872)	(7,527,317)	(10,150,982)
Proceeds from disposal of revenue earning equipment	3,488,890	3,443,510	7,518,446	6,106,624	8,619,715
Property and equipment expenditures	(125,370)	(92,018)	(179,209)	(100,701)	(193,766)
Proceeds from disposal of property and equipment	28,388	15,194	38,905	23,697	68,515
Acquisitions, net of cash acquired	(10,976)	(157)	(47,571)	(76,419)	(70,920)
(Purchase) sale of short-term investments, net	(32,891)	3,171	3,491	(3,492)
Other investing activities	1,303	817	2,726	828	(488)
Net cash used in investing activities	(2,177,745)	(2,336,023)	(943,568)	(1,208,059)	(1,799,762)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	3,028,591	681,370	2,635,713	1,200,896	22,565
Payment of long-term debt	(3,631,472)	(756,964)	(2,954,233)	(1,149,876)	(860,515)
Short-term borrowings:
Proceeds	285,803	274,730	490,490	364,065	396,679
Payments	(489,217)	(281,009)	(970,949)	(351,773)	(374,333)
Proceeds (payments) under the revolving lines of credit, net	728,855	1,423,403	1,026,070	(1,126,099)	198,761
Distributions to noncontrolling interest	(10,500)	(7,630)	(18,200)	(15,050)	(24,150)
Proceeds from employee stock purchase plan	1,716	1,222	3,208	2,400
Loan with Hertz Global Holdings, Inc.	182	(5,607)	(6,173)	(7,186)	6,273
Dividends paid	(12,450)	(12,500)	(23,000)
Payment of financing costs	(81,392)	(24,972)	(78,151)	(45,017)	(61,223)
Net cash provided by (used in) financing activities	(179,884)	1,292,043	104,517	(137,523)	(695,943)
Effect of foreign exchange rate changes on cash and cash equivalents	31,602	(75,836)	(10,337)	35,192	(76,540)
Net change in cash and cash equivalents during the period	(1,626,426)	(88,685)	1,388,539	391,470	(135,696)
Cash and cash equivalents at beginning of period	2,374,006	985,467	985,467	593,997	729,693
Cash and cash equivalents at end of period	747,580	896,782	2,374,006	985,467	593,997
Cash paid during the period for:
Interest (net of amounts capitalized)	330,930	252,129	508,183	622,615	764,539
Income taxes	25,338	30,694	50,688	31,321	33,408
Supplemental disclosures of non-cash flow information:
Purchases of revenue earning equipment included in accounts payable and accrued liabilities	628,695	828,881	266,354	141,039	347,581
Sales of revenue earning equipment included in receivables	263,954	530,856	504,217	537,862	1,025,832
Purchases of property and equipment included in accounts payable	59,633	29,125	37,379	38,210	19,490
Sales of property and equipment included in receivables	$ 14,356	$ 5,259	$ 11,071	$ 5,229	$ 2,452